Dividends - Commentary (Details) - Second interim dividend	Aug. 04, 2026 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 1,720,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in USD per share) | $ / shares	$ 0.10
Current dividend payables	$ 0